Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company deferred tax assets and liabilities are as follows:
	December 31,
	2023	2022

Net operating carry forward loss	$1,845,821	$1,218,869
Research and development expenses	218,728	189,856
Provision for warranty	9,584	5,761
Provision for vacation and convalescence	69,048	49,850
Provision for severance, net	70,656	62,060
Provision for credit losses	74,741	-
Issuance cost	184,781	381,090
Operating lease liabilities	103,698	134,836

Deferred tax assets before valuation allowance	2,577,057	2,042,322

Valuation allowance	(2,473,359)	(1,907,486)

Net deferred tax assets	103,698	134,836

Operating lease right of use assets	(103,698)	(134,836)

Total deferred tax liability	(103,698)	(134,836)

Net deferred tax assets	$-	$-

Schedule of Net Changes in the Total Valuation Allowance	The net changes in the total valuation allowance for each of the years ended December 31, 2023 and 2022, are comprised as follows:
	December 31,
	2023	2022

Balance at beginning of year	$1,907,486	$914,171
Additions during the year	565,873	993,315

Balance at the end of year	$2,473,359	$1,907,486